Commitments and Contingencies - Summary of Capital Expenditures (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	¥ 2,108,882	¥ 717,263
Investments [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	293,480	404,846
Property, plant and equipment [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	¥ 1,815,402	¥ 312,417